Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS:
The Parent Company has agreements with subsidiaries to provide or receive various general and administrative services. The Parent Company pays ETP to provide services on its behalf and the behalf of other subsidiaries of the Parent Company. The Parent Company receives management fees from certain of its subsidiaries, which include the reimbursement of various general and administrative services for expenses incurred by ETP on behalf of those subsidiaries. All such amounts have been eliminated in our consolidated financial statements.
Transactions between ETE’s subsidiaries and Enterprise were previously considered to be related party transactions due to Enterprise’s ownership of a portion of ETE’s limited partner interests.  During the years ended December 31, 2011 and 2010, subsidiaries of ETE recorded sales to Enterprise and $1.04 billion and $697 million, respectively, and purchases from Enterprise of $507 million and $444 million, respectively, all of which were related party transactions based on Enterprise’s interests in ETE at the time of the transactions.
In addition, subsidiaries of ETE recorded sales with affiliates of $189 million during the year ended December 31, 2012.